INVESTMENT OPERATIONS	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENT OPERATIONS

4. INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Fixed maturities	$2,513	$2,481	$2,471
Equity securities	27	24	31
Commercial mortgage loans	505	443	389
Investment real estate	1	1	1
Other investment income	156	139	119
	3,202	3,088	3,011
Investment expenses	220	199	186
Net investment income	$2,982	$2,889	$2,825

Net gains (losses) — investments and derivatives are summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Realized gains (losses) — investments, net
Fixed maturities	$46	$46	$48
Equity securities	4	—	(3)
Other investments	20	45	9
Total realized gains (losses) — investments, net	70	91	54
Modco trading portfolio	(103)	130	243
Equity securities	(8)	13	50
Change in net expected credit losses — fixed maturities(1)	6	(125)	—
Net impairment losses recognized in operations(2)	—	—	(34)
Commercial mortgage loans	137	(149)	(4)
Gains (losses) — derivatives, net(3)	48	(195)	(368)
Net gains (losses) — investments and derivatives	$150	$(235)	$(59)
(1)	Represents net credit losses recognized under FASB ASC 326
(2)	Represents other-than-temporary impairment losses recognized in prior periods under FASB ASC 320
(3)	Refer to Note 6, Derivative Financial Instruments

4. INVESTMENT OPERATIONS – (Continued)

The chart below summarizes the sales proceeds and gains (losses) realized on securities classified as AFS.

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Securities in an unrealized gain position:
Sales proceeds	$1,537	$2,000	$2,514
Realized gains	$47	$51	$62
Securities in an unrealized loss position:
Sales proceeds	$35	$34	$547
Realized losses	$(1)	$(5)	$(14)

The net gains (losses) from equity securities still held at period end, was ($8) million, $13 million, $50 million for the year ended December 31, 2021, 2020, and 2019, respectively. The Company recognized gains (losses) of $4 million and ($3) million on equity securities sold during the period for the year ended December 31, 2021 and 2020, respectively and immaterial gains for the year ended December 31, 2020.

4. INVESTMENT OPERATIONS – (Continued)

The amortized cost, gross unrealized gains, gross unrealized losses, allowance for expected credit losses, and fair value of the Company’s investments classified as AFS are as follows:

		Gross	Gross	Allowance for
	Amortized	Unrealized	Unrealized	Expected
	Cost	Gains	Losses	Credit Losses	Fair Value

	(Dollars In Millions)
As of December 31, 2021
Fixed maturities:(1)
Residential mortgage-backed securities	$6,876	$31	$(102)	$—	$6,805
Commercial mortgage-backed securities	2,239	75	(7)	—	2,307
Other asset-backed securities	1,391	31	(2)	—	1,420
U.S. government-related securities	821	12	(25)	—	808
Other government-related securities	680	75	(2)	—	753
States, municipals, and political subdivisions	3,747	410	(1)	—	4,156
Corporate securities	49,211	4,645	(156)	(1)	53,699
Redeemable preferred stocks	297	10	—	—	307
	65,262	5,289	(295)	(1)	70,255
Short-term investments	780	—	—	—	780
	$66,042	$5,289	$(295)	$(1)	$71,035
(1)	Included in the total above, as of December 31, 2021, the Company had public utility securities that had an amortized cost and fair value of $6.5 billion and $7.0 billion, respectively and foreign government securities that had an amortized cost and fair value of $620 million and $687 million, respectively.

As of December 31, 2020 (Recast)
Fixed maturities:(2)
Residential mortgage-backed securities	$6,510	$159	$(1)	$—	$6,668
Commercial mortgage-backed securities	2,429	128	(19)	(4)	2,534
Other asset-backed securities	1,546	40	(7)	(1)	1,578
U.S. government-related securities	1,492	26	(3)	—	1,515
Other government-related securities	622	96	(1)	—	717
States, municipals, and political subdivisions	3,902	519	(1)	—	4,420
Corporate securities	46,150	6,074	(99)	(18)	52,107
Redeemable preferred stocks	183	11	—	—	194
	62,834	7,053	(131)	(23)	69,733
Short-term investments	386	—	—	—	386
	$63,220	$7,053	$(131)	$(23)	$70,119
(2)	Included in the total above, as of December 31, 2020, the Company had public utility securities that had an amortized cost and fair value of $6.3 billion and $7.0 billion, respectively and foreign government securities that had an amortized cost and fair value of $557 million and $644 million, respectively.

4. INVESTMENT OPERATIONS – (Continued)

The Company holds certain investments pursuant to certain modified coinsurance ("Modco") arrangements. The fixed maturities, equity securities, and short-term investments held as part of these arrangements are classified as trading securities. The fair value of the investments held pursuant to these Modco arrangements are as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Fixed maturities:(1)
Residential mortgage-backed securities	$133	$209
Commercial mortgage-backed securities	209	214
Other asset-backed securities	185	163
U.S. government-related securities	33	91
Other government-related securities	64	30
States, municipals, and political subdivisions	286	282
Corporate securities	1,875	1,860
Redeemable preferred stocks	8	13
	2,793	2,862
Equity securities	13	20
Short-term investments	82	76
	$2,888	$2,958
(1)	Included in the total above, as of December 31, 2021, the Company had public utility and foreign government securities that had a fair value of $134 million and $44 million, respectively and as of December 31, 2020, the Company had public utility and foreign government securities that had a fair value of $144 million and $30 million, respectively.

The amortized cost and fair value of available-for-sale fixed maturities as of December 31, 2021, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-sale
	Amortized	Fair
	Cost	Value

	(Dollars In Millions)
Due in one year or less	$1,707	$1,719
Due after one year through five years	11,046	11,453
Due after five years through ten years	15,434	16,135
Due after ten years	37,075	40,948
	$65,262	$70,255

4. INVESTMENT OPERATIONS – (Continued)

The following chart is a rollforward of the allowance for expected credit losses on fixed maturities classified as AFS:

	For The Year Ended December 31, 2021				For The Year Ended December 31, 2020
	Corporate				Corporate
	Securities	CMBS	ABS	Total	Securities	CMBS	ABS	Total

	(Dollars In Millions)				(Dollars In Millions)
Beginning Balance	$18	$4	$1	$23	$—	$—	$—	$—
Additions for securities for which an allowance was not previously recorded	—	—	—	—	62	4	1	67
Adjustments on previously recorded allowances due to change in expected cash flows	(1)	(4)	—	(5)	20	—	1	21
Reductions on previously recorded allowances due to disposal of security in the current period	—	—	(1)	(1)	(1)	—	(1)	(2)
Write-offs of previously recorded allowances due to intent or requirement to sell	(16)	—	—	(16)	(63)	—	—	(63)
Ending Balance	$1	$—	$—	$1	$18	$4	$1	$23

The following table includes the gross unrealized losses and fair value of the Company’s AFS fixed maturities, for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2021:

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

	(Dollars In Millions)
Residential mortgage-backed securities	$4,615	$(102)	$15	$—	$4,630	$(102)
Commercial mortgage-backed securities	129	(1)	88	(6)	217	(7)
Other asset-backed securities	249	(1)	47	(1)	296	(2)
U.S. government-related securities	306	(13)	158	(12)	464	(25)
Other government-related securities	76	(2)	—	—	76	(2)
States, municipalities, and political subdivisions	$37	$(1)	$4	$—	$41	$(1)
Corporate securities	4,841	(119)	515	(37)	5,356	(156)
Redeemable preferred stocks	20	—	—	—	20	—
	$10,273	$(239)	$827	$(56)	$11,100	$(295)

The corporate securities category had gross unrealized losses greater than twelve months of $37 million as of December 31, 2021, excluding losses of $1 million that were considered credit related. These losses are deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, interest rate movement, and other pertinent information.

4. INVESTMENT OPERATIONS – (Continued)

As of December 31, 2021, the Company had a total of 742 positions that were in an unrealized loss position, including 5 positions for which an allowance for credit losses was established. For unrealized losses for which an allowance for credit losses was not established, the Company does not consider these unrealized loss positions to be credit related. This is based on the aggregate factors discussed previously and because the Company has the ability and intent to hold these investments until the fair values recover. The Company does not intend to sell or expect to be required to sell the securities before recovering the Company’s amortized cost of the securities.

The following table includes the gross unrealized losses and fair value of the Company’s AFS fixed maturities, for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2020:

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

	(Recast)
	(Dollars In Millions)
Residential mortgage-backed securities	$386	$(1)	$9	$—	$395	$(1)
Commercial mortgage-backed securities	263	(16)	30	(4)	293	(20)
Other asset-backed securities	146	(2)	326	(5)	472	(7)
U.S. government-related securities	311	(3)	1	—	312	(3)
Other government-related securities	19	—	7	(1)	26	(1)
States, municipalities, and political subdivisions	34	(1)	5	—	39	(1)
Corporate securities	$1,063	$(33)	$728	$(66)	$1,791	$(99)
Redeemable preferred stocks	—	—	—	—	—	—
	$2,222	$(56)	$1,106	$(76)	$3,328	$(132)

As of December 31, 2021, the Company had securities in its available-for-sale portfolio which were rated below investment grade with a fair value of $2.5 billion and had an amortized cost of $2.3 billion. In addition, included in the Company’s trading portfolio, the Company held $129 million of securities which were rated below investment grade. The Company held $550 million of the below investment grade securities that were not publicly traded.

The change in unrealized gains (losses), net of allowance for expected credit losses and income taxes, on fixed maturities classified as AFS is summarized as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Fixed maturities	$(1,523)	$3,271	$4,219

The Company held $21 million and $28 million of non-income producing securities for the year ended December 31, 2021 and 2020, respectively.

Included in the Company’s invested assets are $1.5 billion and $1.6 billion of policy loans as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, the interest rates on standard policy loans range from 3.0% to 8.0%.